Note 5 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
(Dollars in thousands)		December 31,
	Estimated Useful Lives	2014	2013

Land		$7,866	$7,866
Furniture and equipment	3-10 years	3,550	3,502
Buildings and improvements	5-40 years	15,740	15,731
Construction in process		80	63
		27,236	27,162
Less accumulated depreciation		(6,781)	(6,012)
		$20,455	$21,150

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
(Dollars in thousands)
2015	$401
2016	195
2017	179
2018	183
2019	185
Thereafter	220

Total	$1,363